Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000266022 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000266022 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000266022 | 78464A805 | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000266022 | 72201R718 | PIMCO Enhanced Low Duration Active ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000266022 | 72201R585 | PIMCO Multisector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000266022 | 87283Q826 | T Rowe Price Small-Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000266022 | 78468R200 | State Street SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000266022 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000266022 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000266022 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000266022 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	98.40%
C000266022 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000266022 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000266022 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000266022 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000266022 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000274166 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000274166 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000274166 | 78464A805 | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000274166 | 72201R718 | PIMCO Enhanced Low Duration Active ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000274166 | 72201R585 | PIMCO Multisector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000274166 | 87283Q826 | T Rowe Price Small-Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000274166 | 78468R200 | State Street SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000274166 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000274166 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000274166 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000274166 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	98.40%
C000274166 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000274166 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000274166 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000274166 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000274166 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000274167 | 92647X830 | VictoryShares Free Cash Flow ETF
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000274167 | 78464A854 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000274167 | 78464A805 | State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000274167 | 72201R718 | PIMCO Enhanced Low Duration Active ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000274167 | 72201R585 | PIMCO Multisector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000274167 | 87283Q826 | T Rowe Price Small-Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000274167 | 78468R200 | State Street SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000274167 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000274167 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000274167 | 03463K760 | Angel Oak Income ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000274167 | Fixed Income - Other03463K760
Holdings [Line Items]
Percent of Total Investments	98.40%
C000274167 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.60%
C000274167 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000274167 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000274167 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000274167 | Equity
Holdings [Line Items]
Percent of Net Asset Value	56.20%